Consolidated shareholders’ equity - Summary of Characteristics of Employee Share Ownership Plans Awarded (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 03, 2022	Feb. 04, 2021	Feb. 05, 2020
Disclosure of classes of share capital [line items]
Subscription price (as a percent)	80.00%	80.00%	80.00%
Number of trading days preceding plan approval	20 days	20 days	20 days
Employees share ownership plan
Disclosure of classes of share capital [line items]
Subscription price (in euros per share)				€ 80.21	€ 69.38	€ 70.67
Number of shares subscribed (in shares)				1,909,008	2,438,590	2,467,101
Number of shares issued immediately as employer's contribution (in shares)				118,049	124,112	123,615